Other income (expenses), net	12 Months Ended
Mar. 31, 2021
Other Income and Expenses [Abstract]
Other income (expenses), net

13. Other income (expenses), net

Other income (expenses), net consist of the following:

	Year ended March 31,
	2019	2020	2021

(Loss) gain on disposal of property, plant and equipment, net	$(22)	$29	$22
Foreign exchange (loss) gain, net	(82)	(505)	567
Provision for credit losses, net	(403)	(297)	(397)
Others	229	348	213
Other income (expenses), net	$(278)	$(425)	$405